Deferred revenue	6 Months Ended
Feb. 28, 2026
Deferred Revenue
Deferred revenue

9.	Deferred revenue

On January 7, 2025, the Company entered into a Gold Prepayment Facility with Auramet International, Inc. (“Auramet Gold Prepayment Facility”) through which Buckreef may, at its discretion, sell up to an aggregate amount of 1,000 ounces of gold, up to 21 calendar days prior to delivery, on a revolving basis for a one-year term.

On September 25, 2025, the Company amended the terms of the Auramet Gold Prepayment Facility to sell up to an aggregate amount of 1,500 ounces of gold for three months.

On January 26, 2026, the Company amended the terms of the Auramet Gold Prepayment Facility to sell up to an aggregate amount of $8.0 million of gold, on a revolving basis for a one-year term.

Amount
As at August 31, 2025	$3,408
Drawdown	24,170
Accretion of deferred revenue (Notes 20 and 24)	87
Revenue recognized	(27,665)
As at February 28, 2026	$-

As at February 28, 2026, the Company had nil gold ounces outstanding under the Auramet Gold Prepayment Facility.